Share capital (Details Narrative) - $ / shares	Aug. 28, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Shares outstanding		10,000	10,000
Par value		$ 1
Shares issued		10,000
Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Shares authorised	50,000
Shares outstanding	1
Par value	$ 1